Deposits and Subordinated Debt - Summary of Deposits Payable on a Fixed (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 411,037
Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	354,435	$ 376,262
Canada
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	291,514
Canada | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	242,406	259,670
United States
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	72,206
United States | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	64,712	69,206
Other
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	47,317
Other | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 47,317	$ 47,386